Other Income and Expenses - Summary of Details of Other Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income And Expense [Abstract]
Gain on disposal of property and equipment	₩ 8	₩ 20	₩ 15
Settlement proceeds	363	0	0
Miscellaneous gain	418	893	590
Total	₩ 789	₩ 913	₩ 605